Investments in associates and joint venture - Additional information (Details) $ / shares in Units, $ in Thousands, £ in Millions			12 Months Ended
	Jan. 31, 2020 GBP (£) shares	Jan. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) oz $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Feb. 29, 2020 USD ($) shares	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) shares
Investments in associates and joint ventures
Gross proceeds to associate			$ 13,453	$ 0	$ 0
Impairment loss						$ 0
market capitalization of shares			$ 11,900
market capitalization value per share | $ / shares			$ 0.18
Number of shares acquired in business combination | shares									63,920,000
Percentage of voting equity interests acquired									5.00%
Consideration transferred, acquisition-date fair value									$ 47,900
Minera Yanacocha S.R.L. [Member]
Investments in associates and joint ventures
Potential outstanding liability							$ 61,000
Provision for workers participation			$ 2,100
Percent of common shares acquired			43.65%	43.65%
Consideration transferred, acquisition-date fair value								$ 48,000
Average production capacity | oz			55,413
Interest and penalties							21,000
Value added tax payables							$ 8,100
Sociedad Minera Cerro Verde Saa [Member]
Investments in associates and joint ventures
Percent of common shares acquired			19.58%	19.58%
market capitalization of shares			$ 1,434,000	$ 1,323,000
market capitalization value per share | $ / shares			$ 20.92	$ 19.30
Transportadora Callao SA [Member]
Investments in associates and joint ventures
Percentage of voting equity interests acquired			8.00%
Tinka Resources Ltd [Member]
Investments in associates and joint ventures
Number of common shares acquired | shares	65,843,620	65,843,620					65,843,620
Price per share | $ / shares		$ 0.243
Gross proceeds to associate	£ 16	$ 13,400	$ 13,453
Percent of common shares acquired	19.30%	19.30%	19.30%